RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
19.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties only act as service providers, service recipients and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)	Hotel	Joint venture of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Shanghai Qianya Hotel Management Co., Ltd (“Qianya”)	Hotels management	Investee of the Group

(a)	Related party balances

Amounts due from a related party were shareholder loan to Yibang.

	As of December 31,
	2014	2015
Yibang	16,293	16,157

Amounts due to related parties were comprised of commissions payable for reservation services and Starway acquisition payable to Ctrip, and service fee payable to Qianya. The commissions payable for reservation services and the service fee payable for hotels management services were interest free and payable upon demand, and the Starway acquisition payable was to be paid in the following year.

	As of December 31,
	2014	2015
Ctrip
-Payables for hotel reservation services	2,319	3,332
-Payables for Starway acquisition	8,167	4,084
Qianya
-Payables for hotel management services	—	237
	10,486	7,653

(b)	Related party transactions

During the years ended December 31, 2013, 2014 and 2015, related party transactions consisted of the following:

	Year Ended December 31,
	2013	2014	2015
Commission expenses — Ctrip	17,128	19,235	17,740
Service fee — Yibang	199	527	593
Service fee — Qianya	—	—	417

In May 2012, the Group acquired a 51% equity interest of Starway Hotels (Hong Kong) Limited from C-Travel, a wholly-owned subsidiary of Ctrip. The acquisition price was RMB17,292 in cash. In December 2013, the Group acquired the remaining 49% equity interest at the consideration of RMB16,460.

The Group transferred its investment in Kangdu to Sheen Star for consideration of RMB82,785 in 2014, and its rights and obligations associated with the property purchase agreement was transferred to Sheen Star contemporaneously.